NOTE RECEIVABLE	12 Months Ended
Mar. 31, 2022
White River Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
NOTE RECEIVABLE

NOTE 4: NOTE RECEIVABLE

The Company entered into a $225,000 senior secured convertible promissory note on June 18, 2020 with Rabb Resources, LTD. The Company had an existing note in the amount of $25,000 that had not been secured, and rolled an additional $200,000 into Rabb Resources, LTD, whereby the entire amount became secured. The note was non-interest bearing if paid or converted within forty-five days of the issuance date of June 18, 2020 (August 2, 2020, which is the maturity date). If not paid or converted, the note bore interest at 11% per annum, paid in cash on a quarterly basis.

This note was convertible into shares of Rabb Resources, LTD. based on a valuation of Rabb Resources, LTD. into shares of that company at a value of the $225,000. The Company advanced an additional $50,000 on July 8, 2020 and $25,000 on August 7, 2020 to bring the total note receivable to $300,000. This amount plus the accrued interest receivable of $4,475 was due as of August 14, 2020.

On August 14, 2020, the Company entered into an Asset Purchase Agreement with Rabb Resources, LTD. which included the acquisition of real property. The purchase price for this acquisition was $3,500,000, of which $1,196,000 was paid in cash (after applying the outstanding principal of the note receivable and accrued interest receivable against the $1,500,000 agreed upon cash consideration) and the balance was paid in common stock of the Company. The Company accounted for this acquisition as an asset purchase (see Note 18). There were no amounts outstanding as of March 31, 2022 and 2021, respectively.

WHITE RIVER HOLDINGS CORP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
MARCH 31, 2022 AND 2021